United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___09/30/2005___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		__09/30/2005____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     6613   145984 SH       SOLE                   145984
Altera Corp.                   COM              021441100     2401   125625 SH       SOLE                   125625
American Intl Group            COM              026874107      209     3373 SH       SOLE                     3373
Amgen Inc                      COM              031162100     6284    78876 SH       SOLE                    78876
Apache Corp                    COM              037411105     5083    67575 SH       SOLE                    67575
Applied Materials Inc          COM              038222105     4051   238860 SH       SOLE                   238860
BP PLC - Sp ADR                COM              055622104      357     5045 SH       SOLE                     5045
Bank of America                COM              060505104      542    12879 SH       SOLE                    12879
Beacon Roofing Supply Inc.     COM              073685109     3839   117500 SH       SOLE                   117500
Best Buy Company               COM              086516101     5904   135620 SH       SOLE                   135620
Bright Horizons Family Solutio COM              109195107     4516   117645 SH       SOLE                   117645
Cass Info Systems, Inc.        COM              14808p109      423    13515 SH       SOLE                    13515
Cathay General Bancorp         COM              149150104     4519   127440 SH       SOLE                   127440
Cisco Systems Inc              COM              17275R102      376    21000 SH       SOLE                    21000
Coca Cola                      COM              191216100      268     6200 SH       SOLE                     6200
Cognizant Tech Solutions-A     COM              192446102     3807    81715 SH       SOLE                    81715
Conoco Phillips                COM              20825C104      231     3298 SH       SOLE                     3298
Dentsply International         COM              249030107     4622    85570 SH       SOLE                    85570
Express Scripts                COM              302182100     7814   125630 SH       SOLE                   125630
Exxon/Mobil Corp               COM              30231G102      310     4872 SH       SOLE                     4872
Fiserv Inc                     COM              337738108     5397   117660 SH       SOLE                   117660
General Elec                   COM              369604103      837    24854 SH       SOLE                    24854
Hanmi Financial Corporation    COM              410495105     4359   242855 SH       SOLE                   242855
Hibbett Sporting Goods Inc.    COM              428565105     4624   207806 SH       SOLE                   207806
ITT Industries                 COM              450911102     5569    49020 SH       SOLE                    49020
Intl Game Technology           COM              459902102     2288    84750 SH       SOLE                    84750
Kohls Corp                     COM              500255104     4383    87340 SH       SOLE                    87340
L-3 Comm Holdings              COM              502424104     4447    56235 SH       SOLE                    56235
Leucadia Natl                  COM              527288104      347     8041 SH       SOLE                     8041
Logitech Intl - Sp ADR         COM              541419107     2857    70105 SH       SOLE                    70105
Microsoft Corp                 COM              594918104      527    20496 SH       SOLE                    20496
Monster Worldwide              COM              611742107     4274   139158 SH       SOLE                   139158
Oshkosh Truck Corp             COM              688239201     6949   161000 SH       SOLE                   161000
Qualcomm Inc                   COM              747525103     5396   120573 SH       SOLE                   120573
Royal Dutch Pete               COM              780257705      256     3905 SH       SOLE                     3905
SCP Pool Corp                  COM              784028102     4991   142875 SH       SOLE                   142875
SEI Investments Company        COM              784117103     4444   118260 SH       SOLE                   118260
Stryker Corporation            COM              863667101     4400    89010 SH       SOLE                    89010
Target Corp                    COM              87612E106     2863    55134 SH       SOLE                    55134
Teva Pharm Ind-SP ADR          COM              881624209     6730   201389 SH       SOLE                   201389
Texas Regional Bancshares - A  COM              882673106     3422   118846 SH       SOLE                   118846
Tractor Supply                 COM              892356106     5583   122290 SH       SOLE                   122290
Williams-Sonoma Inc            COM              969904101     3307    86230 SH       SOLE                    86230
XTO Energy Inc                 COM              98385x106     5335   117720 SH       SOLE                   117720
Yahoo                          COM              984332106     4943   146073 SH       SOLE                   146073
eBay Inc.                      COM              278642103     2481    60220 SH       SOLE                    60220